Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (8,472,898)	$ (2,436,142)
Adjustments to reconcile net (loss) to net cash (used in) operating activities:
Amortization of discount on notes payable	107,016	67,363
Depreciation	10,174	1,799
Common stock issued for services	1,219,904	30,658
Options issued for services	1,273,393	59,473
Warrants issued for services	229,365	555,598
Change in derivative liabilities	2,236,401	753,240
Imputed Interest expense	4,381	8,316
Changes in operating assets and liabilities
Other receivables	(28,299)	(11,201)
Prepaid expense	209,370	0
Deposit	(30,953)	(2,550)
Accounts payable and other liabilities	112,906	50,490
Net Cash (Used in) Operating Activities	(3,129,240)	(922,956)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for equipment	(69,035)	(14,667)
Investment in Flowhub	(175,000)	0
Net Cash (Used in) Investing Activities	(244,035)	(14,667)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of convertible debentures for cash	0	269,100
Issuance of common stock for cash, net of offering cost and warrants	3,075,577	729,900
Proceeds from exercise of options and warrants	542,086	72
Net Cash Provided by Financing Activities	3,617,663	999,072
NET INCREASE IN CASH	244,388	61,449
CASH AT BEGINNING OF PERIOD	141,928	80,479
CASH AT END OF YEAR	386,316	141,928
NON-CASH FINANCING ACTIVITIES
Common stock issued for services	60,000	0
Reclassification of derivative liabilities of equity	3,336,109	0
Common stock issued for services	0	54,342
Options issued for services	0	142,345
Preferred stock dividend	0	4,538
Imputed interest - APIC	$ 4,381	$ 8,316